Expense Example - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio - VIP Real Estate Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847